Condensed Financial Information - Parent Company Only - Condensed Statements of Financial Position - - (Details) ₸ in Millions, TJS in Millions	Dec. 31, 2024 KZT (₸)	Dec. 31, 2024 TJS	Dec. 31, 2023 KZT (₸)	Dec. 31, 2023 TJS	Dec. 31, 2022 KZT (₸)	Dec. 31, 2021 KZT (₸)
ASSETS:
Cash and cash equivalents	₸ 619,470		₸ 820,466		₸ 615,360	₸ 342,101
Other assets	139,696		135,598
TOTAL ASSETS	8,377,101		6,821,932
LIABILITIES:
Other liabilities	104,350		115,272
TOTAL LIABILITIES	6,804,240		5,718,719
EQUITY:
Issued capital	130,144		130,144
Treasury shares	(151,521)		(152,001)
Reserve of share-based payments	31,774		34,810
Retained earnings	1,465,295		1,054,945
TOTAL EQUITY	1,572,861		1,103,213		825,689	504,695
TOTAL LIABILITIES AND EQUITY | TJS		TJS 8,377,101		TJS 6,821,932
Parent
ASSETS:
Cash and cash equivalents	324,993		200,484		₸ 226,232	₸ 88,253
Investments In Banking Subsidiaries	171,107		171,107
Investments In Other Subsidiaries	39,103		44,103
Other assets	1,352		894
TOTAL ASSETS	536,555		416,588
LIABILITIES:
Other liabilities	155		170
TOTAL LIABILITIES	155		170
EQUITY:
Issued capital	130,144		130,144
Treasury shares	(151,521)		(152,001)
Reserve of share-based payments	31,777		34,812
Retained earnings	526,000		403,463
TOTAL EQUITY	536,400		416,418
TOTAL LIABILITIES AND EQUITY	₸ 536,555		₸ 416,588